SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of share purchase warrants

	Number of Warrants	Weighted Average Exercise Price
		C$
Outstanding, December 31, 2019	—	—
Issued	1,934,100	3.89
Outstanding, December 31, 2020	1,934,100	3.89

Issued	2,407,304	6.64
Forfeited	(9,379)	4.50
Exercised	(1,924,721)	3.89
Outstanding, December 31, 2021	2,407,304	6.64

Summary of share option activity

	Number of Options	Weighted Average Exercise Price
		C$
Outstanding, December 31, 2019	1,213,320	2.25
Issued	433,333	3.15
Forfeited	(298,333)	2.01
Exercised	(175,000)	2.22
Outstanding, December 31, 2020	1,173,320	2.70

Issued	684,999	6.71
Exercised	(256,662)	2.06
Outstanding, December 31, 2021	1,601,657	4.52

Schedule of weighted average assumptions

	December 31, 2021	December 31, 2020

Fair value at grant date (C$)	$4.20	$0.42
Risk-free interest rate	0.42%	0.30%
Expected life of options	4 years	4 years
Annual dividend rate	0%	0%
Annualized volatility	90%	82%
Forfeiture rate	3%	3%

Schedule of stock options outstanding

	Options Outstanding	Options Exercisable	Exercise Price	Remaining Contractual Life (Years)	Expiry Date
			C$

March 14, 2017	8,333	8,333	7.50	0.20	March 14, 2022
April 4, 2018	83,333	83,333	5.25	1.26	April 4, 2023
April 26, 2018	83,333	83,333	4.35	1.32	April 26, 2023
May 29, 2018	83,333	83,333	4.35	1.41	May 29, 2023
January 17, 2019	166,666	138,888	2.40	2.05	January 17, 2024
April 26, 2019	33,333	27,778	1.68	2.32	April 26, 2024
November 15, 2019	233,333	155,555	1.50	2.88	November 15, 2024
November 28, 2019	16,666	16,666	1.56	2.91	November 28, 2024
May 4, 2020	24,999	24,999	1.20	3.34	May 4, 2025
May 12, 2020	16,666	16,666	1.20	3.36	May 12, 2025
May 26, 2020	33,333	22,222	1.20	3.40	May 26, 2025
September 18, 2020	66,666	66,666	1.43	0.71	September 18, 2022
November 23, 2020	66,664	66,664	6.15	3.90	November 23, 2025
January 12, 2021	333,333	333,333	6.51	4.03	January 11, 2026
February 1, 2021	41,666	20,832	9.36	4.09	January 31, 2026
March 8, 2021	100,000	16,667	7.20	4.18	March 7, 2026
April 27, 2021	60,000	10,000	7.24	4.32	April 26, 2026
September 24, 2021	150,000	150,000	5.86	0.73	September 23, 2022

Total	1,601,657	1,325,268

Schedule of restricted share units

Number of RSUs

Outstanding, December 31, 2019	33,333
Issued	100,000
Vested	(133,333)
Outstanding, December 31, 2020	—
Issued	166,000
Outstanding, December 31, 2021	166,000

Schedule of deferred share units

Number of DSUs

Outstanding, December 31, 2019	22,619
Issued	72,522
Outstanding, December 31, 2020	95,141
Issued	75,650
Outstanding, December 31, 2021	170,791